Accounts Receivable - Other	12 Months Ended
Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other	Note 3 - Accounts Receivable - Other
	December 31,
	2011	2010
Government institutions	$2,139	$2,514
Other	3,120	1,777

	$5,259	$4,291